Expense Example, No Redemption - (Nomura Fixed income mutual fund - Classes A, C, and Institutional) - Class C	Aug. 31, 2025 USD ($)
(Nomura Tax-Free USA Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 158
Expense Example, No Redemption, 3 Years	508
Expense Example, No Redemption, 5 Years	883
Expense Example, No Redemption, 10 Years	1,936
(Nomura Tax-Free USA Intermediate Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	874
Expense Example, No Redemption, 10 Years	$ 1,922